Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q1PH

Schedules of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 5
Franklin Small Cap Value Fund 8
Notes to Schedules of Investments 12

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin MicroCap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 1.6%
a
Ducommun, Inc. ...................................... United States 68,025 $ 3,357,034
Banks 21.8%
American National Bankshares, Inc. ....................... United States 79,729 3,610,927
Arrow Financial Corp. .................................. United States 133,847 3,371,606
Bar Harbor Bankshares ................................. United States 72,519 1,907,975
First Business Financial Services, Inc. ...................... United States 130,500 4,798,485
First Internet Bancorp .................................. United States 129,182 4,260,422
a
First Western Financial, Inc. ............................. United States 110,706 1,887,537
Investar Holding Corp. ................................. United States 215,100 3,850,290
Northeast Bank ....................................... United States 100,183 5,493,034
Northrim BanCorp, Inc. ................................. United States 21,640 1,093,469
Orrstown Financial Services, Inc. ......................... United States 122,379 3,387,451
Peapack-Gladstone Financial Corp. ....................... United States 114,985 3,171,286
Premier Financial Corp. ................................. United States 173,135 3,616,790
Southern Missouri Bancorp, Inc. .......................... United States 69,811 3,044,458
WesBanco, Inc. ....................................... United States 42,357 1,242,754
44,736,484
Biotechnology 2.7%
a
Anika Therapeutics, Inc. ................................ United States 129,315 3,041,489
a
Catalyst Pharmaceuticals, Inc. ........................... United States 169,495 2,440,728
5,482,217
Communications Equipment 1.2%
a
Digi International, Inc. .................................. United States 98,957 2,405,645
Construction & Engineering 6.0%
a
Matrix Service Co. ..................................... United States 513,631 4,766,496
a
Northwest Pipe Co. .................................... United States 72,942 2,215,249
a
Sterling Infrastructure, Inc. .............................. United States 70,035 5,259,628
12,241,373
Diversified REITs 3.5%
Alpine Income Property Trust, Inc. ......................... United States 219,121 3,405,140
CTO Realty Growth, Inc. ................................ United States 233,613 3,861,623
7,266,763
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 1,070,100
Electrical Equipment 2.1%
LSI Industries, Inc. .................................... United States 166,042 2,268,134
Preformed Line Products Co. ............................ United States 17,221 2,105,267
4,373,401
Electronic Equipment, Instruments & Components 1.7%
a
Daktronics, Inc. ....................................... United States 80,012 606,491
a
Kimball Electronics, Inc. ................................ United States 120,416 2,863,492
3,469,983
Energy Equipment & Services 5.4%
a
DMC Global, Inc. ..................................... United States 203,926 3,470,821
a
Helix Energy Solutions Group, Inc. ........................ United States 486,866 4,576,540
a
Oil States International, Inc. ............................. United States 493,390 3,044,216
11,091,577

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.5%
Alico, Inc. ........................................... United States 103,315 $ 3,041,594
Health Care Equipment & Supplies 3.7%
a
Semler Scientific, Inc. .................................. United States 57,777 2,558,944
a
UFP Technologies, Inc. ................................. United States 10,520 1,772,725
Utah Medical Products, Inc. .............................. United States 41,696 3,302,740
7,634,409
Health Care Technology 0.6%
a
Computer Programs and Systems, Inc. ..................... United States 128,040 1,297,045
Hotels, Restaurants & Leisure 1.7%
a
Century Casinos, Inc. .................................. United States 392,262 1,361,149
a
Chuy's Holdings, Inc. .................................. United States 61,874 2,091,960
3,453,109
Household Durables 2.1%
Hooker Furnishings Corp. ............................... United States 188,406 4,348,410
Independent Power and Renewable Electricity Producers 1.6%
Polaris Renewable Energy, Inc. ........................... Canada 327,240 3,300,636
Insurance 3.7%
Investors Title Co. ..................................... United States 10,670 1,784,558
Tiptree, Inc. , A ........................................ United States 186,569 3,531,751
United Fire Group, Inc. ................................. United States 106,157 2,378,978
7,695,287
Interactive Media & Services 2.1%
a
DHI Group, Inc. ....................................... United States 531,181 1,216,405
a
QuinStreet, Inc. ....................................... United States 236,700 2,998,989
4,215,394
IT Services 1.7%
Hackett Group, Inc. (The) ............................... United States 152,200 3,518,864
Machinery 12.6%
Alamo Group, Inc. ..................................... United States 13,249 2,812,498
a
Commercial Vehicle Group, Inc. .......................... United States 401,700 2,607,033
a
Graham Corp. ........................................ United States 192,178 3,739,784
Hurco Cos., Inc. ...................................... United States 105,700 2,548,427
a
L B Foster Co. , A ...................................... United States 272,576 6,266,521
Miller Industries, Inc. ................................... United States 143,000 5,755,750
Shyft Group, Inc. (The) ................................. United States 192,745 2,087,428
25,817,441
Media 1.3%
Entravision Communications Corp. , A ...................... United States 661,471 2,665,728
Metals & Mining 1.7%
Haynes International, Inc. ............................... United States 64,177 3,572,734
Office REITs 0.9%
City Office REIT, Inc. ................................... United States 352,743 1,851,901
Oil, Gas & Consumable Fuels 1.9%
VAALCO Energy, Inc. .................................. United States 901,246 3,839,308
Paper & Forest Products 1.5%
Mercer International, Inc. ................................ Germany 366,300 3,098,898

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 16.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 1.3%
a
Harrow, Inc. ......................................... United States 281,463 $ 2,682,342
Professional Services 3.0%
Heidrick & Struggles International, Inc. ..................... United States 113,278 3,394,942
Resources Connection, Inc. ............................. United States 201,297 2,709,457
6,104,399
Semiconductors & Semiconductor Equipment 0.6%
a
AXT, Inc. ............................................ United States 465,948 1,146,232
Specialty Retail 3.7%
a
America's Car-Mart, Inc. ................................ United States 50,311 3,063,437
a
Children's Place, Inc. (The) .............................. United States 30,300 675,084
a
Citi Trends, Inc. ....................................... United States 50,197 1,351,805
a
Genesco, Inc. ........................................ United States 93,068 2,585,429
7,675,755
Textiles, Apparel & Luxury Goods 4.5%
a
Delta Apparel, Inc. ..................................... United States 184,890 1,407,013
Rocky Brands, Inc. .................................... United States 151,560 4,240,649
a
Vera Bradley, Inc. ..................................... United States 471,674 3,622,456
9,270,118
Total Common Stocks (Cost $ 147,299,141 ) .....................................
201,724,181
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.003% .... United States 4,462,194 4,462,194
Total Money Market Funds (Cost $ 4,462,194 ) ...................................
4,462,194
Total Short Term Investments (Cost $ 4,462,194 ) .................................
4,462,194
a
Total Investments (Cost $ 151,761,335 ) 100.4% ..................................
$206,186,375
Other Assets, less Liabilities (0.4) % ...........................................
(762,768)
Net Assets 100.0% ...........................................................
$205,423,607
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin Mutual U.S. Mid Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Aerospace & Defense 5.8%
Babcock International Group plc .......................... United Kingdom 1,997,686 $ 11,418,165
L3Harris Technologies, Inc. .............................. United States 68,557 14,288,650
Melrose Industries plc .................................. United Kingdom 1,180,430 8,799,020
Moog, Inc. , A ......................................... United States 72,976 10,202,045
44,707,880
Automobile Components 2.5%
Dowlais Group plc ..................................... United Kingdom 4,653,578 5,316,263
Lear Corp. .......................................... United States 104,469 13,883,930
19,200,193
Banks 5.1%
Citizens Financial Group, Inc. ............................ United States 530,557 17,349,214
PNC Financial Services Group, Inc. (The) ................... United States 145,832 22,051,257
39,400,471
Broadline Retail 1.0%
eBay, Inc. ........................................... United States 183,531 7,537,618
Building Products 2.3%
Johnson Controls International plc ......................... United States 328,162 17,290,856
Chemicals 5.5%
Ashland, Inc. ......................................... United States 96,490 9,033,394
Avient Corp. ......................................... United States 289,694 10,489,819
Huntsman Corp. ...................................... United States 425,178 10,433,868
Olin Corp. ........................................... United States 232,098 12,085,343
42,042,424
Commercial Services & Supplies 1.4%
a
Stericycle, Inc. ....................................... United States 230,967 11,086,416
Construction & Engineering 2.3%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 375,264 17,749,987
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 83,170 11,254,564
Containers & Packaging 1.3%
International Paper Co. ................................. United States 289,160 10,360,603
Electric Utilities 6.0%
Entergy Corp. ........................................ United States 189,446 18,899,133
Evergy, Inc. .......................................... United States 164,041 8,328,362
PPL Corp. ........................................... United States 721,865 18,912,863
46,140,358
Electrical Equipment 1.6%
Regal Rexnord Corp. .................................. United States 90,977 12,141,790
Electronic Equipment, Instruments & Components 2.1%
a
Flex Ltd. ............................................ United States 684,747 16,255,894
Energy Equipment & Services 3.5%
Baker Hughes Co. , A ................................... United States 442,321 12,606,149
Schlumberger NV ..................................... United States 292,473 14,243,435
26,849,584
Financial Services 5.2%
a
Fiserv, Inc. .......................................... United States 61,289 8,695,071

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Global Payments, Inc. .................................. United States 106,193 $ 14,148,093
Voya Financial, Inc. .................................... United States 230,071 16,650,238
39,493,402
Food Products 1.9%
Kraft Heinz Co. (The) .................................. United States 393,026 14,593,055
Health Care Equipment & Supplies 2.8%
Baxter International, Inc. ................................ United States 226,266 8,754,232
a
Envista Holdings Corp. ................................. United States 524,440 12,324,340
21,078,572
Health Care Providers & Services 4.0%
Cencora, Inc. ........................................ United States 53,111 12,357,868
Fresenius SE & Co. KGaA ............................... Germany 259,256 7,278,725
Humana, Inc. ........................................ United States 28,806 10,890,396
30,526,989
Household Durables 2.0%
DR Horton, Inc. ....................................... United States 109,652 15,670,367
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The) ...................................... United States 507,845 8,470,855
Insurance 4.6%
Everest Group Ltd. .................................... United States 41,784 16,085,587
Hartford Financial Services Group, Inc. (The) ................ United States 221,069 19,224,160
35,309,747
Interactive Media & Services 1.0%
a
Match Group, Inc. ..................................... United States 196,847 7,554,988
Life Sciences Tools & Services 1.0%
a
Bio-Rad Laboratories, Inc. , A ............................. United States 24,295 7,796,023
Machinery 3.5%
Dover Corp. ......................................... United States 78,964 11,827,228
Parker-Hannifin Corp. .................................. United States 32,730 15,203,085
27,030,313
Media 1.3%
a
Liberty Broadband Corp. , C .............................. United States 124,153 9,739,803
Oil, Gas & Consumable Fuels 2.6%
Crescent Point Energy Corp. ............................. Canada 841,051 5,483,652
Williams Cos., Inc. (The) ................................ United States 408,065 14,143,533
19,627,185
Personal Care Products 2.0%
Kenvue, Inc. ......................................... United States 744,372 15,453,163
Pharmaceuticals 1.1%
GSK plc ............................................ United States 432,667 8,557,850
Professional Services 5.1%
ICF International, Inc. .................................. United States 65,667 9,130,339
KBR, Inc. ........................................... United States 266,943 13,910,400
SS&C Technologies Holdings, Inc. ......................... United States 257,204 15,694,588
38,735,327

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 16.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 3.0%
a
CBRE Group, Inc. , A ................................... United States 154,900 $ 13,369,419
Colliers International Group, Inc. .......................... Canada 79,280 9,310,643
22,680,062
Retail REITs 2.3%
Brixmor Property Group, Inc. ............................. United States 797,148 17,888,001
Semiconductors & Semiconductor Equipment 1.1%
a
Onto Innovation, Inc. ................................... United States 51,148 8,260,402
Software 2.0%
Gen Digital, Inc. ...................................... United States 643,041 15,098,603
Specialized REITs 1.5%
SBA Communications Corp. , A ........................... United States 50,988 11,414,174
Specialty Retail 1.6%
Dick's Sporting Goods, Inc. .............................. United States 79,987 11,923,662
Trading Companies & Distributors 3.5%
a
AerCap Holdings NV ................................... Ireland 141,813 10,857,203
Ferguson plc ......................................... United States 84,184 15,814,806
26,672,009
Total Common Stocks (Cost $ 611,665,154 ) .....................................
735,593,190
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.003% .... United States 30,812,464 30,812,464
Total Money Market Funds (Cost $ 30,812,464 ) ..................................
30,812,464
Total Short Term Investments (Cost $ 30,812,464 ) ................................
30,812,464
a
Total Investments (Cost $ 642,477,618 ) 100.1% ..................................
$766,405,654
Other Assets, less Liabilities (0.1) % ...........................................
(938,730)
Net Assets 100.0% ...........................................................
$765,466,924
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 4.7%
Melrose Industries plc .................................. United Kingdom 6,328,808 $ 47,175,442
QinetiQ Group plc ..................................... United Kingdom 19,119,290 86,353,823
a
Senior plc ........................................... United Kingdom 28,282,051 56,626,965
190,156,230
Automobile Components 3.6%
b
Adient plc ........................................... United States 2,200,895 76,393,066
b
Atmus Filtration Technologies, Inc. ........................ United States 1,784,158 39,840,248
LCI Industries ........................................ United States 257,051 28,604,635
144,837,949
Banks 14.8%
Atlantic Union Bankshares Corp. .......................... United States 439,956 15,028,897
a
Camden National Corp. ................................. United States 801,753 28,887,161
Columbia Banking System, Inc. ........................... United States 4,683,652 94,422,424
First Bancorp ........................................ United States 803,153 27,756,968
First Commonwealth Financial Corp. ....................... United States 1,768,384 24,775,060
First Interstate BancSystem, Inc. , A ........................ United States 3,119,072 85,836,861
German American Bancorp, Inc. .......................... United States 828,774 27,457,283
Peoples Bancorp, Inc. .................................. United States 1,211,265 35,490,064
Seacoast Banking Corp. of Florida ........................ United States 1,276,541 31,351,847
SouthState Corp. ..................................... United States 1,313,819 109,178,359
TriCo Bancshares ..................................... United States 1,021,104 37,117,130
WSFS Financial Corp. .................................. United States 1,833,500 81,609,085
598,911,139
Building Products 3.3%
Insteel Industries, Inc. .................................. United States 441,343 15,283,708
b
Masonite International Corp. ............................. United States 22,506 2,071,677
UFP Industries, Inc. .................................... United States 862,478 97,848,129
Zurn Elkay Water Solutions Corp. ......................... United States 658,861 19,535,229
134,738,743
Capital Markets 0.9%
Piper Sandler Cos. .................................... United States 217,198 37,681,681
Chemicals 5.8%
Ashland, Inc. ......................................... United States 253,390 23,722,372
Avient Corp. ......................................... United States 1,715,715 62,126,040
a,b
Elementis plc ........................................ United Kingdom 39,868,704 71,457,703
Olin Corp. ........................................... United States 289,517 15,075,150
Tronox Holdings plc ................................... United States 4,553,984 62,799,439
235,180,704
Commercial Services & Supplies 1.6%
HNI Corp. ........................................... United States 840,678 34,232,408
Vestis Corp. ......................................... United States 1,445,011 30,923,235
65,155,643
Communications Equipment 0.7%
a,b
Clearfield, Inc. ........................................ United States 1,060,093 26,703,743
Construction & Engineering 3.1%
Primoris Services Corp. ................................. United States 1,668,326 54,721,093
Stantec, Inc. ......................................... Canada 73,584 5,912,883
b
WillScot Mobile Mini Holdings Corp. ....................... United States 1,354,264 64,056,687
124,690,663

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.1%
b
Summit Materials, Inc. , A ................................ United States 120,687 $ 4,366,456
Consumer Finance 0.1%
Bread Financial Holdings, Inc. ............................ United States 61,182 2,219,071
Diversified REITs 1.1%
Alexander & Baldwin, Inc. ............................... United States 2,558,721 44,317,048
Electric Utilities 0.6%
IDACORP, Inc. ....................................... United States 284,451 26,334,473
Electrical Equipment 2.1%
Regal Rexnord Corp. .................................. United States 622,154 83,032,673
Electronic Equipment, Instruments & Components 5.3%
Benchmark Electronics, Inc. ............................. United States 1,597,302 43,318,830
b
Coherent Corp. ....................................... United States 1,623,747 77,192,932
CTS Corp. .......................................... United States 47,225 1,939,059
a,b
Knowles Corp. ....................................... United States 5,721,347 93,315,170
215,765,991
Energy Equipment & Services 0.4%
TechnipFMC plc ...................................... United Kingdom 863,703 16,704,016
Food Products 3.5%
Glanbia plc .......................................... Ireland 6,293,661 112,508,199
Maple Leaf Foods, Inc. ................................. Canada 1,522,119 29,029,404
141,537,603
Health Care Equipment & Supplies 3.7%
b
Envista Holdings Corp. ................................. United States 3,635,506 85,434,391
b
Integer Holdings Corp. ................................. United States 628,670 63,696,844
149,131,235
Hotel & Resort REITs 1.4%
Sunstone Hotel Investors, Inc. ............................ United States 5,283,854 56,378,722
Hotels, Restaurants & Leisure 5.7%
Boyd Gaming Corp. ................................... United States 512,901 32,564,084
b
Brinker International, Inc. ............................... United States 1,337,502 57,231,711
Dalata Hotel Group plc ................................. Ireland 7,106,746 36,907,065
b
Hilton Grand Vacations, Inc. ............................. United States 2,076,931 86,608,023
Jack in the Box, Inc. ................................... United States 203,149 15,839,527
229,150,410
Household Durables 1.6%
Century Communities, Inc. .............................. United States 140,017 12,139,474
b
M/I Homes, Inc. ....................................... United States 195,074 24,856,329
Meritage Homes Corp. ................................. United States 99,007 16,396,549
b
Taylor Morrison Home Corp. , A ........................... United States 253,924 13,239,598
66,631,950
Industrial REITs 0.1%
STAG Industrial, Inc. ................................... United States 106,895 3,948,701
Insurance 6.7%
CNO Financial Group, Inc. .............................. United States 2,809,340 76,357,861
Hanover Insurance Group, Inc. (The) ....................... United States 825,605 108,988,116

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
a
Horace Mann Educators Corp. ........................... United States 2,382,585 $ 87,750,606
273,096,583
Leisure Products 2.2%
Brunswick Corp. ...................................... United States 424,059 34,213,080
b
Mattel, Inc. .......................................... United States 3,024,759 54,112,939
88,326,019
Machinery 3.4%
a
Columbus McKinnon Corp. .............................. United States 1,663,598 64,996,774
Mueller Water Products, Inc. , A ........................... United States 5,121,578 70,216,834
Timken Co. (The) ..................................... United States 25,937 2,124,500
137,338,108
Metals & Mining 1.2%
Commercial Metals Co. ................................. United States 375,665 19,617,226
Ryerson Holding Corp. ................................. United States 806,030 27,662,950
47,280,176
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 235,110 12,169,294
Office REITs 1.2%
Highwoods Properties, Inc. .............................. United States 2,133,485 49,006,150
Oil, Gas & Consumable Fuels 3.9%
Crescent Point Energy Corp. ............................. Canada 16,206,935 105,723,609
b
Green Plains, Inc. ..................................... United States 2,538,607 52,625,323
158,348,932
Paper & Forest Products 1.3%
Louisiana-Pacific Corp. ................................. United States 771,316 51,331,080
Professional Services 1.3%
ICF International, Inc. .................................. United States 17,928 2,492,709
Kforce, Inc. .......................................... United States 719,411 49,171,742
51,664,451
Real Estate Management & Development 0.6%
Colliers International Group, Inc. .......................... Canada 215,337 25,289,177
Retail REITs 0.1%
Kite Realty Group Trust ................................. United States 187,840 4,019,776
Semiconductors & Semiconductor Equipment 2.4%
b
Cohu, Inc. ........................................... United States 1,939,535 61,793,585
b
Onto Innovation, Inc. ................................... United States 224,583 36,270,155
98,063,740
Software 3.7%
b
ACI Worldwide, Inc. .................................... United States 5,009,973 150,649,888
Specialty Retail 0.2%
Group 1 Automotive, Inc. ................................ United States 24,149 6,280,189
Textiles, Apparel & Luxury Goods 1.1%
Dr. Martens plc ....................................... United Kingdom 18,574,794 20,916,009
PVH Corp. .......................................... United States 195,257 23,481,607
44,397,616

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 16.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 4.9%
Herc Holdings, Inc. .................................... United States 306,013 $ 45,133,857
a
McGrath RentCorp .................................... United States 1,227,151 154,191,523
199,325,380
Total Common Stocks (Cost $ 3,460,170,985 ) ....................................
3,994,161,403
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.003% .... United States 48,920,542 48,920,542
Total Money Market Funds (Cost $ 48,920,542 ) ..................................
48,920,542
Total Short Term Investments (Cost $ 48,920,542 ) ................................
48,920,542
a
Total Investments (Cost $ 3,509,091,527 ) 99.9% ..................................
$4,043,081,945
Other Assets, less Liabilities 0.1% .............................................
4,876,608
Net Assets 100.0% ...........................................................
$4,047,958,553
a a a
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2024, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2024, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide, Inc. ... $ 118,605,425 $ — $ (21,678,951) $ (6,100,222) $ —
a
$ —
a
—
a
$ —
Camden National Corp . 22,829,626 1,367,023 (877,076) (346,620) 5,914,208 28,887,161 801,753 346,798
Children's Place, Inc. (The) 24,228,745 — (18,862,522) (46,404,953) 41,038,730 —
b
— —
Clearfield, Inc. ....... 25,463,434 — — — 1,240,309 26,703,743 1,060,093 —
Columbus McKinnon Corp. 50,856,191 — — — 14,140,583 64,996,774 1,663,598 116,452
Elementis plc ....... 57,383,349 — — — 14,074,354 71,457,703 39,868,704 —
Horace Mann Educators
Corp ............ 77,847,302 — (2,486,929) (473,183) 12,863,416 87,750,606 2,382,585 809,632
Knowles Corp ....... 71,614,533 3,572,893 — — 18,127,744 93,315,170 5,721,347 —
McGrath RentCorp .... 135,104,593 — (12,645,738) 1,925,397 29,807,271 154,191,523 1,227,151 589,667
Senior plc .......... 53,752,095 — — — 2,874,870 56,626,965 28,282,051 —
Total Affiliated Securities
(Value is 14.4% of Net
Assets) .......... $637,685,293 $4,939,916 $(56,551,216) $(51,399,581) $140,081,485 $583,929,645 $1,862,549
a
As of January 31, 2024, no longer an affiliate.
b
As of January 31, 2024, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $3,026,861 $13,816,902 $(12,381,569) $— $— $4,462,194 4,462,194 $58,426
Total Affiliated Securities ... $3,026,861 $13,816,902 $(12,381,569) $— $— $4,462,194 $58,426
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $33,756,988 $28,741,240 $(31,685,764) $— $— $30,812,464 30,812,464 $376,864
Total Affiliated Securities ... $33,756,988 $28,741,240 $(31,685,764) $— $— $30,812,464 $376,864
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $76,597,843 $207,742,784 $(235,420,085) $— $— $48,920,542 48,920,542 $787,554
Total Affiliated Securities ... $76,597,843 $207,742,784 $(235,420,085) $— $— $48,920,542 $787,554
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 201,724,181 $ — $ — $ 201,724,181
Short Term Investments ................... 4,462,194 — — 4,462,194
Total Investments in Securities ........... $206,186,375 $— $— $206,186,375
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... 24,490,695 20,217,185 — 44,707,880
Automobile Components ................. 13,883,930 5,316,263 — 19,200,193
Banks ............................... 39,400,471 — — 39,400,471
Broadline Retail ....................... 7,537,618 — — 7,537,618
Building Products ...................... 17,290,856 — — 17,290,856
Chemicals ........................... 42,042,424 — — 42,042,424
Commercial Services & Supplies ........... 11,086,416 — — 11,086,416
Construction & Engineering ............... 17,749,987 — — 17,749,987
Consumer Finance ..................... 11,254,564 — — 11,254,564
Containers & Packaging ................. 10,360,603 — — 10,360,603
Electric Utilities ........................ 46,140,358 — — 46,140,358
Electrical Equipment .................... 12,141,790 — — 12,141,790
Electronic Equipment, Instruments &
Components ........................ 16,255,894 — — 16,255,894
Energy Equipment & Services ............. 26,849,584 — — 26,849,584
Financial Services ...................... 39,493,402 — — 39,493,402
Food Products ........................ 14,593,055 — — 14,593,055
Health Care Equipment & Supplies ......... 21,078,572 — — 21,078,572
Health Care Providers & Services .......... 23,248,264 7,278,725 — 30,526,989
Household Durables .................... 15,670,367 — — 15,670,367
Independent Power and Renewable Electricity
Producers .......................... 8,470,855 — — 8,470,855
Insurance ............................ 35,309,747 — — 35,309,747
Interactive Media & Services .............. 7,554,988 — — 7,554,988
Life Sciences Tools & Services ............ 7,796,023 — — 7,796,023
Machinery ............................ 27,030,313 — — 27,030,313
Media ............................... 9,739,803 — — 9,739,803
Oil, Gas & Consumable Fuels ............. 19,627,185 — — 19,627,185
Personal Care Products ................. 15,453,163 — — 15,453,163
Pharmaceuticals ....................... — 8,557,850 — 8,557,850
Professional Services ................... 38,735,327 — — 38,735,327
Real Estate Management & Development .... 22,680,062 — — 22,680,062
Retail REITs .......................... 17,888,001 — — 17,888,001
Semiconductors & Semiconductor Equipment . 8,260,402 — — 8,260,402
Software ............................. 15,098,603 — — 15,098,603
Specialized REITs ...................... 11,414,174 — — 11,414,174
Specialty Retail ........................ 11,923,662 — — 11,923,662
Trading Companies & Distributors .......... 26,672,009 — — 26,672,009
Short Term Investments ................... 30,812,464 — — 30,812,464
Total Investments in Securities ........... $725,035,631 $41,370,023
b
$— $766,405,654
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 190,156,230 — 190,156,230
Automobile Components ................. 144,837,949 — — 144,837,949
Banks ............................... 598,911,139 — — 598,911,139
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 134,738,743 $ — $ — $ 134,738,743
Capital Markets ........................ 37,681,681 — — 37,681,681
Chemicals ........................... 163,723,001 71,457,703 — 235,180,704
Commercial Services & Supplies ........... 65,155,643 — — 65,155,643
Communications Equipment .............. 26,703,743 — — 26,703,743
Construction & Engineering ............... 124,690,663 — — 124,690,663
Construction Materials .................. 4,366,456 — — 4,366,456
Consumer Finance ..................... 2,219,071 — — 2,219,071
Diversified REITs ...................... 44,317,048 — — 44,317,048
Electric Utilities ........................ 26,334,473 — — 26,334,473
Electrical Equipment .................... 83,032,673 — — 83,032,673
Electronic Equipment, Instruments &
Components ........................ 215,765,991 — — 215,765,991
Energy Equipment & Services ............. 16,704,016 — — 16,704,016
Food Products ........................ 141,537,603 — — 141,537,603
Health Care Equipment & Supplies ......... 149,131,235 — — 149,131,235
Hotel & Resort REITs ................... 56,378,722 — — 56,378,722
Hotels, Restaurants & Leisure ............. 229,150,410 — — 229,150,410
Household Durables .................... 66,631,950 — — 66,631,950
Industrial REITs ....................... 3,948,701 — — 3,948,701
Insurance ............................ 273,096,583 — — 273,096,583
Leisure Products ....................... 88,326,019 — — 88,326,019
Machinery ............................ 137,338,108 — — 137,338,108
Metals & Mining ....................... 47,280,176 — — 47,280,176
Multi-Utilities .......................... 12,169,294 — — 12,169,294
Office REITs .......................... 49,006,150 — — 49,006,150
Oil, Gas & Consumable Fuels ............. 158,348,932 — — 158,348,932
Paper & Forest Products ................. 51,331,080 — — 51,331,080
Professional Services ................... 51,664,451 — — 51,664,451
Real Estate Management & Development .... 25,289,177 — — 25,289,177
Retail REITs .......................... 4,019,776 — — 4,019,776
Semiconductors & Semiconductor Equipment . 98,063,740 — — 98,063,740
Software ............................. 150,649,888 — — 150,649,888
Specialty Retail ........................ 6,280,189 — — 6,280,189
Textiles, Apparel & Luxury Goods .......... 23,481,607 20,916,009 — 44,397,616
Trading Companies & Distributors .......... 199,325,380 — — 199,325,380
Short Term Investments ................... 48,920,542 — — 48,920,542
Total Investments in Securities ........... $3,760,552,003 $282,529,942
c
$— $4,043,081,945
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $41,370,023, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $282,529,942, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)